Financial Instruments and Risk Management - Carrying Value and Fair Value of Financial Instruments (Details) - CAD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
FVTPL
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities	$ 0	$ (50,095)
Liabilities, at fair value	0	(50,095)
FVTPL | Financial Derivatives | Level 2
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities	0	(50,095)
Liabilities, at fair value	0	(50,095)
Financial liabilities at amortized cost
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities	(2,362,054)	(1,830,864)
Liabilities, at fair value	(2,272,771)	(1,788,820)
Financial liabilities at amortized cost | Trade and other payables | 0
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities	(258,114)	(144,542)
Liabilities, at fair value	(258,114)	(144,542)
Financial liabilities at amortized cost | Bank loan | 0
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities	(520,700)	(212,138)
Liabilities, at fair value	(522,294)	(213,376)
Financial liabilities at amortized cost | Long-term notes | 0
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities	(1,583,240)	(1,474,184)
Liabilities, at fair value	(1,492,363)	(1,430,902)
FVTPL
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	79,582	18,510
Financial assets, at fair value	79,582	18,510
FVTPL | Level 2
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	79,582	18,510
Financial assets, at fair value	79,582	18,510
Financial assets at amortized cost
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	111,564	112,844
Financial assets, at fair value	111,564	112,844
Financial assets at amortized cost | 0
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	111,564	112,844
Financial assets, at fair value	$ 111,564	$ 112,844